Shareholders' Equity - Changes in Outstanding and Treasury Shares (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Class A common stock [Member]	Dec. 31, 2012 Class B common stock [Member]
Shares issued During Period	4	15,328,930	9,950,856